Taxes (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(14.20%)	(19.30%)
200% deduction on research and development expenses	(2.40%)	(1.00%)
Change in valuation allowance	(13.70%)	(4.00%)
Permanent difference	(0.50%)	(12.60%)
Others	5.80%	6.10%
Effective tax rate		(5.80%)
Discontinued Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
China statutory income tax rate			25.00%
Preferential tax rate reduction			(9.60%)
Change in valuation allowance			(15.30%)
Permanent difference			(0.10%)
Effective tax rate